Net Loss Per Share - Schedule of Loss Per Share Attributable to Holders of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024 [1]
Numerator
Net loss attributable to common stockholders (in Dollars)	$ (142,506)	$ (2,597)	$ (90,674)	$ (7,069)
Basic
Weighted average shares outstanding – basic	92,769	59,425	91,598	59,319
Diluted
Weighted average shares outstanding – basic	92,769	59,425	91,598	59,319
Weighted average shares outstanding – diluted	92,769	59,425	91,598	59,319
Net loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (1.54)	$ (0.04)	$ (0.99)	$ (0.12)
Diluted (in Dollars per share)	$ (1.54)	$ (0.04)	$ (0.99)	$ (0.12)

[1]	Recast